Shareholders' Equity - Additional Information (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Equity [Abstract]
Repurchase of equity shares for treasury (in shares)	1,015,000	1,015,000
Repurchase of equity shares for treasury	$ 4,426,605	$ 4,426,605